35. Transactions with Telecom Italia Group	12 Months Ended
Dec. 31, 2017
Transactions With Telecom Italia Group
Transactions with Telecom Italia Group

The consolidated balances of transactions with the companies of Telecom Italia Group are as follow:

	Assets
	2017	2016
Telecom Italia Sparkle (1)	1,416	5,246
TI Sparkle (4)	1,544	2,471
TIM Brasil (6)	13,619	12,587
Grupo Havas (8)	115,840	-
Other	709	674
Total	133,128	20,978
	Liabilities
	2017	2016

Telecom Italia S.p.A. (2)	35,288	29,094
Telecom Italia Sparkle (1)	10,686	22,898
TI Sparkle (4)	9,223	7,822
TIM Brasil	4,903	4,877
Vivendi Group (7)	6,430	3,947
Gruppo Havas (8)	29,008	-
Other	107	38
Total	95,645	68,676

	Revenue
	2017	2016	2015

Telecom Italia S.p.A. (2)	665	3,090	3,668
Telecom Argentina Group (1)	-	8,232	5,771
Telecom Italia Sparkle (1)	5,281	4,694	5,223
TI Sparkle (4)	692	1,627	1,590
Total	6,638	17,643	16,252

	Costs/Expenses
	2017	2016	2015

Telecom Italia S.p.A. (2)	8,440	6,801	9,769
Telecom Italia Sparkle (1)	26,775	39,913	35,626
Telecom Argentina Group (1)	-	713	3,109
TI Sparkle (4)	30,734	52,938	51,806
Generali (5)	3,254	194	1,053
Vivendi Group (7)	16,361	8,075	7,669
Gruppo Havas (8)	127,730	-	-
Other	3,102	1,834	588
Total	216,396	110,468	109,620

(1)          These amounts refer to roaming, value-added services (“VAS”), international voice data – wholesale, among others. The “Telecom Argentina Group” consists of the companies Telecom Personal, Telecom Argentina and Nucleo. On March 8, 2016, Telecom Italia concluded the sale of its 100% interest in Telecom Argentina Group.

(2)          These amounts refer to international roaming, technical post-sales assistance and VAS.

(3)          These amounts refer to the development and maintenance of software used in invoicing for telecommunications services.

(4)          These amounts refer to the lease of links and EILD, lease of means (submarine cables) and signaling services.

(5)          These amounts refer to insurance coverage taken out for operating risks, civil liability and health insurance among others.

(6)          These amounts refer mainly to judicial deposits related to labor lawsuits.

(7)          These amounts refer to VAS.

(8)          These amounts refer to publicity services.

In the third quarter of 2017, “Lan Group” changed its name to “TI Sparkle.”

The balance sheet account balances are recorded in the following groups: trade accounts receivable, prepaid expenses, suppliers and other current assets and liabilities.

The Company’s social initiatives include donations, projects undertaken by the TIM Institute, and sponsorships. In 2017, the Company invested R$5,014 million of its own funds in social benefits.